MANAGED PORTFOLIO SERIES
(the “Trust”)
Tortoise MLP & Pipeline Fund
Tortoise Select Opportunity Fund
(together, the “Funds”)
Supplement dated November 15, 2019 to the Prospectus dated March 30, 2019

Effective November 15, 2019, the Funds are reducing the front-end sales charges applicable to the sale of A Class shares.
The fees and expenses table and expense example on page 1 of the Prospectus is revised as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Tortoise Funds.  Sales loads and waivers may vary by financial intermediary. For more information on specific financial intermediary sales loads and waivers, see Appendix A to the statutory Prospectus.  More information about these and other discounts is available from your financial professional and in the “Shareholder Information - Class Descriptions” section of the Fund’s Statutory Prospectus on page 42.

Shareholder Fees (fees paid directly from your investment)	A Class	Institutional Class	C Class	T Class
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	None	None	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of initial investment or the value of the investment at redemption, whichever is lower)	None(1)	None	1.00(2)	None
Redemption Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	A Class	Institutional Class	C Class	T Class
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	1.00%	0.25%
Other Expenses	0.08%	0.08%	0.08%	0.08(3)
Total Annual Fund Operating Expenses	1.18%	0.93%	1.93%	1.18%

(1)
No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions.  If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

(2)
The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial investment of the shares redeemed and the value of the shares redeemed at the time of redemption.

(3)	Other Expenses for T Class shares are based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
A Class	$664	$904	$1,163	$1,903
Institutional Class	$95	$296	$515	$1,143
C Class	$296	$606	$1,042	$2,254
T Class	$367	$615	$883	$1,646

The Performance disclosure starting on page 6 of the Prospectus is revised as follows:
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the annual total returns from year to year for the Fund’s Institutional Class.  Following the bar chart is the Fund’s highest and lowest quarterly returns during the periods shown in the bar chart.  The performance table that follows shows how the Fund’s average annual total returns over time compare with a broad-based securities market index and a more specialized sector index.  Fund returns shown in the performance table reflect the maximum sales charge of 5.50% for the Fund’s A Class and the contingent deferred sales charge of 1.00% during the one year period for the C Class.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available at www.tortoiseadvisors.com or by calling 855-TCA-FUND (855-822-3863).

Calendar Year Total Returns as of December 31

Best Quarter	Worst Quarter
Q2 2016 19.66%	Q3 2015 -24.73%

Average Annual Total Returns for the periods ended December 31, 2018(1)
	One Year	Five Years	Since Inception (May 31, 2011)
Institutional Class
Return Before Taxes	-15.14%	-3.07%	4.54%
Return After Taxes on Distributions	-15.45%	-3.75%	3.91%
Return After Taxes on Distributions and Sale of Fund Shares	-8.73%	-2.23%	3.62%
A Class
Return Before Taxes	-20.11%	-4.43%	3.46%
C Class (2)
Return Before Taxes	-16.78%	-4.02%	3.48%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	10.86%
Tortoise North American Pipeline IndexSM (3) (reflects no deduction for fees, expenses or taxes)	-10.49%	0.22%	5.78%

(1)
No returns are shown for T Class Shares since T Class Shares are not currently available for purchase. Average annual total returns for T Class Shares would have been substantially similar to those for other classes offered by the Fund because each class of shares would be invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes have different expenses.

(2)
The Fund offers multiple classes of shares.  The Institutional and A Class commenced operations on May 31, 2011 and C Class commenced operations on September 19, 2012.  Performance shown prior to inception of the C Class is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to C Class.

(3)	The Tortoise North American Pipeline IndexSM is a float-adjusted, capitalization weighted index of pipeline companies headquartered in the United States and Canada.

The fees and expenses table and expense example on page 8 of the Prospectus is revised as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Tortoise Funds.  Sales loads and waivers may vary by financial intermediary. For more information on specific financial intermediary sales loads and waivers, see Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial professional and in the “Shareholder Information - Class Descriptions” section of the Fund’s Statutory Prospectus on page 42.

Shareholder Fees (fees paid directly from your investment)	A Class	Institutional Class	C Class	T Class
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	None	None	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	None(1)	None	1.00%(2)	None
Redemption Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	A Class	Institutional Class	C Class	T Class
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	1.00%	0.25%
Other Expenses	0.60%	0.55%	0.59%	0.60%(3)
Total Annual Fund Operating Expenses	1.70%	1.40%	2.44%	1.70%
Less: Expenses Reimbursement (4)	(0.35)%	(0.30)%	(0.34)%	(0.35)%
Total Annual Fund Operating Expenses After Expenses Reimbursement (4)	1.35%	1.10%	2.10%	1.35%

(1)
No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions.  If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

(2)
The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

(3)	Other Expenses for T Class shares are based on estimated amounts for the current fiscal year.

(4)
Tortoise Capital Advisors, L.L.C. (the “Adviser”) has contractually agreed to reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.10% of the average daily net assets of the Fund. Expenses reimbursed by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the expense reimbursement occurred and at the time of the recoupment. The Operating Expenses Limitation Agreement will be in effect and cannot be terminated through at least March 31, 2020.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
A Class	$680	$1,024	$1,391	$2,421
Institutional Class	$112	$414	$737	$1,654
C Class	$313	$728	$1,270	$2,751
T Class	$384	$739	$1,118	$2,180

The Performance disclosure starting on page 13 of the Prospectus is revised as follows:
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the annual total returns from year to year for the Fund’s Institutional Class.  Following the bar chart is the Fund’s highest and lowest quarterly return during the periods shown in the bar chart.  The performance table that follows shows how the Fund’s average annual total returns over time compare with a broad-based securities market and a more specialized sector index.  Fund returns shown in the performance table reflect the maximum sales charge of 5.50% for the Fund’s A Class and the contingent deferred sales charge of 1.00% during the one year period for the C Class.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available at www.tortoiseadvisors.com or by calling 855-TCA-FUND (855-822-3863).
Calendar Year Total Returns as of December 31

Best Quarter	Worst Quarter
Q2 2014 14.14%	Q4 2018 -26.49%

Average Annual Total Returns for the periods ended December 31, 2018(1)
	One Year	Five Years	Since Inception (September 30, 2013)
Institutional Class
Return Before Taxes	-24.19%	-6.69%	-5.49%
Return After Taxes on Distributions	-24.19%	-6.75%	-5.61%
Return After Taxes on Distributions and Sale of Fund Shares	-14.32%	-4.91%	-4.06%
A Class
Return Before Taxes	-28.56%	-7.99%	-6.74%
C Class
Return Before Taxes	-25.59%	-7.61%	-6.40%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	10.15%
S&P Energy Select Sector® Index (reflects no deduction for fees, expenses or taxes)	-18.09%	-5.65%	-4.12%

(1)
No returns are shown for T Class Shares since T Class Shares are not currently available for purchase. Average annual total returns for T Class Shares would have been substantially similar to those for other classes offered by the Fund because each class of shares would have invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes have different expenses.

This supplement should be retained with your Prospectus for future reference.
Tortoise MLP & Pipeline Fund
Tortoise MLP & Pipeline Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Tortoise Funds.  Sales loads and waivers may vary by financial intermediary. For more information on specific financial intermediary sales loads and waivers, see Appendix A to the statutory Prospectus.  More information about these and other discounts is available from your financial professional and in the “Shareholder Information - Class Descriptions” section of the Fund’s Statutory Prospectus on page 42.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Tortoise MLP & Pipeline Fund	A Class Shares		Institutional Class Shares	C Class Shares		T Class Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		none	none		2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	none	1.00%	[2]	none
Redemption Fee (as a percentage of Amount Redeemed)	none		none	none		none
[1]	No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions. If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.
[2]	The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial investment of the shares redeemed and the value of the shares redeemed at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Tortoise MLP & Pipeline Fund	A Class Shares	Institutional Class Shares	C Class Shares	T Class Shares
Management Fees (as a percentage of Assets)	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	none	1.00%	0.25%
Other Expenses (as a percentage of Assets):	0.08%	0.08%	0.08%	0.08%	[1]
Expenses (as a percentage of Assets)	1.18%	0.93%	1.93%	1.18%
[1]	Other Expenses for T Class shares are based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Tortoise MLP & Pipeline Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
A Class Shares	664	904	1,163	1,903
Institutional Class Shares	95	296	515	1,143
C Class Shares	296	606	1,042	2,254
T Class Shares	367	615	883	1,646

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the annual total returns from year to year for the Fund’s Institutional Class.  Following the bar chart is the Fund’s highest and lowest quarterly returns during the periods shown in the bar chart.  The performance table that follows shows how the Fund’s average annual total returns over time compare with a broad-based securities market index and a more specialized sector index.  Fund returns shown in the performance table reflect the maximum sales charge of 5.50% for the Fund’s A Class and the contingent deferred sales charge of 1.00% during the one year period for the C Class.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available at www.tortoiseadvisors.com or by calling 855-TCA-FUND (855-822-3863).

Calendar Year Total Returns as of December 31

Best Quarter	Worst Quarter
Q2 2016 19.66%	Q3 2015 -24.73%

Average Annual Total Returns for the periods ended December 31, 2018
Average Annual Total Returns - Tortoise MLP & Pipeline Fund		Label	1 Year	5 Years	Since Inception	Inception Date
S&P 500® (reflects no deduction for fees, expenses or taxes)		S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(4.38%)	8.49%	10.86%	May 31, 2011
Tortoise North American Pipeline IndexSM (reflects no deduction for fees, expenses or taxes)	[1]	Tortoise North American Pipeline IndexSM (reflects no deduction for fees, expenses or taxes)	(10.49%)	0.22%	5.78%	May 31, 2011
A Class Shares		A Class Return Before Taxes	(20.11%)	(4.43%)	3.46%	May 31, 2011
Institutional Class Shares		Institutional Class Return Before Taxes	(15.14%)	(3.07%)	4.54%	May 31, 2011
Institutional Class Shares | After Taxes on Distributions		Institutional Class Return After Taxes on Distributions	(15.45%)	(3.75%)	3.91%
Institutional Class Shares | After Taxes on Distributions and Sales		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	(8.73%)	(2.23%)	3.62%
C Class Shares	[2]	C Class Return Before Taxes	(16.78%)	(4.02%)	3.48%	Sep. 19, 2012
[1]	The Tortoise North American Pipeline IndexSM is a float-adjusted, capitalization weighted index of pipeline companies headquartered in the United States and Canada.
[2]	The Fund offers multiple classes of shares. The Institutional and A Class commenced operations on May 31, 2011 and C Class commenced operations on September 19, 2012. Performance shown prior to inception of the C Class is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to C Class.

Tortoise MLP & Pipeline Fund | A Class Shares
No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions.  If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

Tortoise MLP & Pipeline Fund | C Class Shares
The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial investment of the shares redeemed and the value of the shares redeemed at the time of redemption.

Tortoise Select Opportunity Fund
Tortoise Select Opportunity Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Tortoise Funds.  Sales loads and waivers may vary by financial intermediary. For more information on specific financial intermediary sales loads and waivers, see Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial professional and in the “Shareholder Information - Class Descriptions” section of the Fund’s Statutory Prospectus on page 42.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Tortoise Select Opportunity Fund	A Class Shares		Institutional Class Shares	C Class Shares		T Class Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		none	none		2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	none	1.00%	[2]	none
Redemption Fee (as a percentage of Amount Redeemed)	none		none	none		none
[1]	No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions. If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.
[2]	The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Tortoise Select Opportunity Fund		A Class Shares	Institutional Class Shares	C Class Shares	T Class Shares
Management Fees (as a percentage of Assets)		0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%		1.00%	0.25%
Other Expenses (as a percentage of Assets):		0.60%	0.55%	0.59%	0.60%	[1]
Expenses (as a percentage of Assets)		1.70%	1.40%	2.44%	1.70%
Fee Waiver or Reimbursement	[2]	(0.35%)	(0.30%)	(0.34%)	(0.35%)
Net Expenses (as a percentage of Assets)	[2]	1.35%	1.10%	2.10%	1.35%
[1]	Other Expenses for T Class shares are based on estimated amounts for the current fiscal year.
[2]	Tortoise Capital Advisors, L.L.C. (the “Adviser”) has contractually agreed to reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.10% of the average daily net assets of the Fund. Expenses reimbursed by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the expense reimbursement occurred and at the time of the recoupment. The Operating Expenses Limitation Agreement will be in effect and cannot be terminated through at least March 31, 2020.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Tortoise Select Opportunity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
A Class Shares	680	1,024	1,391	2,421
Institutional Class Shares	112	414	737	1,654
C Class Shares	313	728	1,270	2,751
T Class Shares	384	739	1,118	2,180

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the annual total returns from year to year for the Fund’s Institutional Class.  Following the bar chart is the Fund’s highest and lowest quarterly return during the periods shown in the bar chart.  The performance table that follows shows how the Fund’s average annual total returns over time compare with a broad-based securities market and a more specialized sector index.  Fund returns shown in the performance table reflect the maximum sales charge of 5.50% for the Fund’s A Class and the contingent deferred sales charge of 1.00% during the one year period for the C Class.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available at www.tortoiseadvisors.com or by calling 855-TCA-FUND (855-822-3863).

Calendar Year Total Returns as of December 31

Best Quarter	Worst Quarter
Q2 2014 14.14%	Q4 2018 -26.49%

Average Annual Total Returns for the periods ended December 31, 2018
Average Annual Total Returns - Tortoise Select Opportunity Fund	Label	1 Year	5 Years	Since Inception	Inception Date
S&P 500® (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(4.38%)	8.49%	10.15%	Sep. 30, 2013
S&P Energy Select Sector® Index (reflects no deduction for fees, expenses or taxes)	S&P Energy Select Sector® Index (reflects no deduction for fees, expenses or taxes)	(18.09%)	(5.65%)	(4.12%)	Sep. 30, 2013
A Class Shares	A Class Return Before Taxes	(28.56%)	(7.99%)	(6.74%)	Sep. 30, 2013
Institutional Class Shares	Institutional Class Return Before Taxes	(24.19%)	(6.69%)	(5.49%)	Sep. 30, 2013
Institutional Class Shares | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(24.19%)	(6.75%)	(5.61%)
Institutional Class Shares | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	(14.32%)	(4.91%)	(4.06%)
C Class Shares	C Class Return Before Taxes	(25.59%)	(7.61%)	(6.40%)	Sep. 30, 2013

Tortoise Select Opportunity Fund | A Class Shares
No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions.  If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

Tortoise Select Opportunity Fund | C Class Shares
The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.